LEASES - Type of leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
LEASES
Short-term leases	R$ 2,886	R$ 3,667
Low-cost leases	18,674	23,827
Variable lease expenses	R$ 4,505	R$ 885